Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 11,249,703	$ 14,009,913	$ 11,193,984
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property, plant and equipment	4,418,774	3,016,946	1,347,274
Written off property, plant and equipment	614,527	2,007,477	1,668,442
Allowance for credit losses	(43,797)	18,630	(8,374)
Amortization of intangible assets	9,003	7,402	6,995
Amortization of land use right	27,472	22,933	16,863
Amortization of right-of-use asset	91,368	134,971	649,362
Deferred income taxes	(30,365)	(43,378)	(27,160)
Changes in operating assets and liabilities:
Accounts receivable	(376,692)	(3,310,188)	(2,233,756)
Inventories	(1,880,144)	1,152,696	(1,813,479)
Prepaid expenses and other current assets	(3,857,006)	1,139,213	(724,326)
Other non-current assets	17,241	30,893	16,045
Accounts payable	309,118	671,155	(6,041,247)
Notes Payable	2,934,530
Deferred revenue	(18,621)	(19,737)	(26,296)
Taxes payable	(853,909)	(859,792)	(1,422,488)
Lease liabilities	111,330	(124,456)	(678,659)
Accrued expenses and other payables	(238,724)	(203,052)	(312,809)
Net cash provided by operating activities	12,483,808	17,651,626	8,922,859
Cash flows from investing activities:
Purchase of property, plant and equipment	(10,102,478)	(217,053)	(18,056,679)
Purchase of intangible assets	(548)	(5,113)
Net cash used in investing activities	(10,103,026)	(222,166)	(18,056,679)
Cash flows from financing activities:
Issuance of ordinary shares, net of offering costs	6,232,872
Proceeds from short-term loans	7,123,971	6,478,964	9,961,845
Proceeds from long-term loans	650,747	4,647,953	11,598,910
Repayment of short-term loans	(6,712,972)	(3,802,870)	(15,727,397)
Repayment of long-term loans	(2,880,120)	(591,558)
Deferred offering costs		(605,866)
Net cash provided by financing activities	4,414,498	6,126,623	5,833,358
Effect of exchange rate changes	(8,950,790)	13,817	(6,070,232)
Net increase (decrease) in cash	(2,155,510)	23,569,900	(9,370,694)
Cash and cash equivalents at beginning of the year	90,963,594	67,393,694	76,764,388
Cash and cash equivalents at end of the year	88,808,084	90,963,594	67,393,694
Supplemental disclosures of cash flows information:
Cash paid for income taxes	2,352,255	5,310,182	2,044,224
Cash paid for interest expense	992,556	923,699	576,097
Supplemental disclosures of non-cash information:
Lease liabilities arising from obtaining right-of-use assets	$ 183,839	$ 15,225	$ 39,947